Non-current and current financial debts - Maturity of interest expense (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 1,140	$ 1,083
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	96	94
Between one and five years [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	357	336
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 687	$ 653